Condensed Consolidated Statement of Cash Flows - AUD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Receipts from customers	$ 4,455,615	$ 2,658,872
Payments to suppliers and employees	(10,587,443)	(6,795,656)
Net cash outflow from operating activities	(6,131,828)	(4,136,784)
Cash flows from investing activities
Payments to acquire businesses	(486,187)	(3,397,959)
Payments for property, plant and equipment	(3,114)	(47,292)
Interest received	79,747	13,491
Net cash outflow from investing activities	(409,554)	(3,431,760)
Cash flows from financing activities
Lease payments	(166,484)	(15,445)
Net cash outflow from financing activities	(166,484)	(15,445)
Net decrease in cash and cash equivalents	(6,707,866)	(7,583,989)
Cash and cash equivalents at the beginning of the financial year	11,731,325	20,902,282
Effects of exchange rate changes on cash and cash equivalents	21,729	189,077
Cash and cash equivalents at end of the half-year	$ 5,045,188	$ 13,507,370